Expenses Classified by Nature	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Expenses Classified by Nature
43.	Expenses Classified by Nature
Expenses classified by nature for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020
		Selling and administrative expenses	Cost of sales	Total

		In millions of won
Raw materials used	￦	—	13,544,410	13,544,410
Salaries		1,095,183	4,183,454	5,278,637
Retirement benefit expense		103,967	458,029	561,996
Welfare and benefit expense		155,071	484,319	639,390
Insurance expense		10,178	93,130	103,308
Depreciation		218,103	11,151,393	11,369,496
Amortization of intangible assets		87,086	83,380	170,466
Bad debt expense		20,648	—	20648
Commission		368,275	376,047	744,322
Advertising expense		29,559	8,161	37,720
Training expense		5,196	12,912	18,108
Vehicle maintenance expense		9,435	7,161	16,596
Publishing expense		3,677	3,524	7,201
Business promotion expense		3,614	3,720	7,334
Rent expense		36,337	191,073	227,410
Telecommunication expense		8,686	9,961	18,647
Transportation expense		1,007	10,362	11,369
Taxes and dues		62,828	492,203	555,031
Expendable supplies expense		8,029	36,966	44,995
Water, light and heating expense		11,749	31,209	42,958
Repairs and maintenance expense		79,185	2,465,716	2,544,901
Ordinary development expense		197,436	503,206	700,642
Travel expense		10,793	60,896	71,689
Clothing expense		14,834	8,116	22,950
Survey and analysis expense		826	3,746	4,572
Membership fee		1,274	13,130	14,404
Power purchase		—	15,725,220	15,725,220
Others		135,467	1,842,735	1,978,202

	￦	2,678,443	51,804,179	54,482,622

		2021
		Selling and administrative expenses	Cost of sales	Total

		In millions of won
Raw materials used	￦	—	18,660,477	18,660,477
Salaries		1,121,188	4,276,494	5,397,682
Retirement benefit expense		113,127	488,263	601,390
Welfare and benefit expense		155,558	570,440	725,998
Insurance expense		17,909	104,544	122,453
Depreciation		219,427	11,551,897	11,771,324
Amortization of intangible assets		91,428	74,733	166,161
Bad debt expense		17,968	—	17,968
Commission		410,287	307,272	717,559
Advertising expense		29,230	9,552	38,782
Training expense		4,923	13,283	18,206
Vehicle maintenance expense		8,849	8,152	17,001
Publishing expense		3,568	3,310	6,878
Business promotion expense		3,522	3,777	7,299
Rent expense		43,650	194,234	237,884
Telecommunication expense		8,569	10,959	19,528
Transportation expense		870	53,365	54,235
Taxes and dues		93,446	529,380	622,826
Expendable supplies expense		9,052	41,414	50,466
Water, light and heating expense		12,351	43,025	55,376
Repairs and maintenance expense		123,134	2,494,861	2,617,995
Ordinary development expense		213,936	475,461	689,397
Travel expense		11,099	67,103	78,202
Clothing expense		10,540	7,994	18,534
Survey and analysis expense		889	3,992	4,881
Membership fee		1,331	8,492	9,823
Power purchase		—	21,619,039	21,619,039
Others		149,945	2,022,777	2,172,722

	￦	2,875,796	63,644,290	66,520,086

		2022
		Selling and administrative expenses	Cost of sales	Total

		In millions of won
Raw materials used	￦	—	34,832,581	34,832,581
Salaries		1,142,360	4,329,099	5,471,459
Retirement benefit expense		109,758	505,612	615,370
Welfare and benefit expense		155,781	540,058	695,839
Insurance expense		20,835	106,672	127,507
Depreciation		244,676	12,056,455	12,301,131
Amortization of intangible assets		85,661	70,499	156,160
Bad debt expense		23,634	—	23,634
Commission		420,390	351,557	771,947
Advertising expense		33,739	10,552	44,291
Training expense		7,327	14,813	22,140
Vehicle maintenance expense		10,749	10,275	21,024
Publishing expense		3,732	3,014	6,746
Business promotion expense		3,198	3,340	6,538
Rent expense		47,680	186,439	234,119
Telecommunication expense		7,945	9,677	17,622
Transportation expense		1,012	113,845	114,857
Taxes and dues		122,177	554,320	676,497
Expendable supplies expense		9,617	47,159	56,776
Water, light and heating expense		17,950	60,002	77,952
Repairs and maintenance expense		152,449	2,586,975	2,739,424
Ordinary development expense		213,932	513,878	727,810
Travel expense		16,062	78,999	95,061
Clothing expense		13,044	8,778	21,822
Survey and analysis expense		1,126	4,322	5,448
Membership fee		1,469	16,912	18,381
Power purchase		—	41,984,858	41,984,858
Others		143,119	1,902,903	2,046,022

	￦	3,009,422	100,903,594	103,913,016